Financial Income (Expenses)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Financial Income (Expenses)
29.	FINANCIAL INCOME (EXPENSES)

	2020	2019	2018
FINANCIAL INCOME:
Interest on short-term investments	167,967	83,115	129,296
Gains on monetary and exchange rate variations (a)	1,886,940	854,025	477,297
Gains on swap and forward transactions (c)	2,532,487	961,185	1,323,470
Gains on swap and forward derivatives mark to market	12,314	1,709	2,760
Monetary adjustment reversal on provision for tax risks and tax obligations	42,378	25,469	89,151
Other financial income	96,305	30,281	34,447
Subtotal	4,738,391	1,955,784	2,056,421

FINANCIAL EXPENSES:
Interest on financing	(1,104,863)	(503,040)	(631,475)
Interest on leases	(229,544)	(134,579)	-
Losses on monetary and exchange rate variations (b)	(2,308,134)	(937,925)	(1,073,549)
Losses on swap and forward transactions (d)	(1,579,695)	(964,116)	(794,504)
Losses on swap and forward derivatives mark to market	(13,691)	(1,452)	(2,197)
Adjustment of provision for tax, civil and labor risks and tax liabilities	(15,626)	(13,822)	(22,026)
Appropriation of funding costs (debentures and notes)	(11,082)	(22,671)	(37,400)
Interest on pension plan	(10,323)	-
Hyperinflationary economy adjustment (Argentina)	(20,625)	(13,947)	(25,066)
Debt structuring expenses for Avon acquisition	(110,741)	(115,781)	-
Other financial expenses	(369,486)	(88,541)	(53,492)
Subtotal	(5,773,810)	(2,795,874)	(2,639,709)
Net financial income (expenses), net	(1,035,419)	(840,090)	(583,288)

The breakdown set forth below is intended to better explain the results of the foreign exchange rate hedging transactions entered into by the Company as well as its related items recorded in the financial income (expenses) and shown in the previous table:

	2020	2019	2018
(a) Gains on monetary and exchange rate variations	1,886,940	854,025	477,297
Gains on exchange rate variation on borrowings, financing and debentures	714,681	677,462	402,345
Exchange rate variation on imports	35,218	11,221	6,385
Exchange rate variation on export receivables	69,365	26,144	42,901
Exchange rate variation on trade payable from foreign subsidiaries	450,468	132,397	25,666
Exchange variations of bank accounts in foreign currency	617,208	6,801	-

(b) Losses on monetary and exchange rate variations	(2,308,134)	(937,925)	(1,073,549)
Losses on exchange rate variation on borrowings, financing and debentures	(1,301,812)	(768,939)	(996,034)
Exchange rate variation on imports	(58,623)	(33,718)	(40,140)
Exchange rate variation on export receivables	(55,829)	(23,393)	(18,323)
Exchange rate variation on trade payable from foreign subsidiaries	(365,214)	(86,764)	(13,075)
Exchange rate variation on financing	(525,173)	(297)	(5,977)
Exchange variations of bank accounts in foreign currency	(1,483)	(24,814)	-

(c) Gains on swap and forward transactions	2,532,487	961,185	1,323,470
Revenue from swap exchange coupons	207,783	182,897	170,555
Gains from exchange variations on swap instruments	2,324,704	778,288	1,152,915

(d) Losses on swap and forward transactions	(1,579,695)	(964,116)	(794,504)
Losses on exchange rate variation on swap instruments	(691,941)	(690,409)	(402,708)
Financial costs of swap instruments	(869,890)	(273,707)	(391,796)
Loss on interest rate swap	(17,864)	-